Restructuring, Impairments and Gains on Sale - Detail of Restructuring and Other Related Charges (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 15, 2021	Feb. 25, 2021	Nov. 30, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Employee terminations					$ 558,469	$ 191,582	$ 139,330
Ceased use buildings					140,202	0	0
Gains on lease terminations, net					(311,270)	(37,354)	3,715
Consulting Fees					0	0	185,000
Other, net					46,370	52,475	1,729
Total					433,811	206,703	329,221
Stock sold, stock price (in usd per share)			$ 23.23
Gross proceeds			$ 3,000,000	$ 1,000,000
Restructuring and other related costs
Restructuring Cost and Reserve [Line Items]
Gains on lease terminations, net					$ (311,230)	$ (37,354)	$ 3,162
WeWork Partnerships Profits Interest Units
Restructuring Cost and Reserve [Line Items]
Catch up base amount		$ 0
Distribution threshold (in usd per share)		$ 10.00			$ 59.65	$ 26.20
Affiliated Entity
Restructuring Cost and Reserve [Line Items]
Stock sold, stock price (in usd per share)	$ 23.23
Gross proceeds	$ 921,600
Affiliated Entity | We Holdings, LLC
Restructuring Cost and Reserve [Line Items]
Stock sold (in shares)		24,901,342
Stock sold, stock price (in usd per share)		$ 23.23
Gross proceeds		$ 578,400
Subsidiary sale of stock
Restructuring Cost and Reserve [Line Items]
Total		428,300
Share based compensation, award modification
Restructuring Cost and Reserve [Line Items]
Total		$ 102,000